ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 81.1%
	COMMUNICATIONS — 13.1%
75,000	Liberty Global PLC - Class C*[1,2]	$2,173,500
61,000	Liberty Latin America Ltd. - Class C*[2]	877,790
112,000	Lumen Technologies, Inc.[1]	1,377,600
130,000	Vodafone Group PLC - ADR[1]	2,219,100
		6,647,990
	CONSUMER DISCRETIONARY — 17.6%
70,000	Cie Plastic Omnium S.A.	2,112,059
35,000	General Motors Co.*[1]	1,715,350
211,000	Haier Smart Home Co., Ltd. - Class D	445,918
67,000	Howden Joinery Group PLC	871,470
34,100	Lennar Corp.	2,984,432
9,750	Magna International, Inc.[2]	769,372
		8,898,601
	CONSUMER STAPLES — 5.6%
300,000	Greencore Group PLC*	585,647
195,000	Naked Wines PLC*	2,251,856
		2,837,503
	ENERGY — 5.4%
13,454	Chevron Corp.	1,301,944
246,676	Comstock Resources, Inc.*	1,457,855
		2,759,799
	FINANCIALS — 28.5%
196,000	Barclays PLC - ADR[1]	2,009,000
100,753	Burford Capital Ltd.	1,250,755
26,980	Citigroup, Inc.[1]	1,940,132
5,200	Fairfax Financial Holdings Ltd.[1,2]	2,300,792
60,000	Jefferies Financial Group, Inc.[1]	2,217,600
53,415	Kingstone Cos., Inc.	381,917
40,000	Power Corp. of Canada	1,380,360
262,000	Protector Forsikring A.S.A.	2,951,750
		14,432,306
	INDUSTRIALS — 3.4%
10,000	Ashtead Group PLC	781,677
42,000	ISS A/S*	966,520
		1,748,197
	MATERIALS — 4.8%
510,000	Eurocell PLC*	1,822,931
48,000	Resolute Forest Products, Inc.[1]	588,000
		2,410,931

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 2.7%
94,296	Five Point Holdings LLC - Class A*	$753,425
7,000	Howard Hughes Corp.*	633,710
		1,387,135
	TOTAL COMMON STOCKS
	(Cost $32,294,428)	41,122,462
	PREFERRED STOCKS — 0.9%
	ENERGY — 0.9%
3,357	Elk Petroleum, Inc. Series A*[3,4]	136,560
3,073	Elk Petroleum, Inc. Series B*[3,4]	292,630
		429,190
	TOTAL PREFERRED STOCKS
	(Cost $3,357,426)	429,190
	SHORT-TERM INVESTMENTS — 16.8%
8,514,738	UMB Money Market Fiduciary, 0.01%[5]	8,514,738
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,514,738)	8,514,738
	TOTAL INVESTMENTS — 98.8%
	(Cost $44,166,592)	50,066,390
	Other Assets in Excess of Liabilities — 1.2%	630,656
	TOTAL NET ASSETS — 100.0%	$50,697,046
	SECURITIES SOLD SHORT — (1.1)%
	EXCHANGE-TRADED FUNDS — (1.1)%
(2,500)	iShares Russell 2000 ETF	(564,800)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(564,800)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(564,800)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $10,776,206, which represents 21.26% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security in a privately owned company.
[4]Security in default.
[5]The rate is the annualized seven-day yield at period end.